Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	N-CSR
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Information [Line Items]
Entity Registrant Name	T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND
Entity Central Index Key	0002028436